Average Annual Total Returns - Retail Class - Transamerica Large Cap Value	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(4.76%)	6.41%	8.92%		Nov. 15, 2010	(5.22%)	4.18%	6.36%		(2.62%)	4.54%	6.47%		(0.92%)	6.82%	8.78%		Nov. 15, 2010	1.32%	7.96%	9.91%		Nov. 15, 2010	1.27%	8.05%		6.78%	May 29, 2015	2.80%	[1]	9.74%	[1]	10.50%	[1]	7.55%	[1]

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